Provisions, income tax liabilities and other liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Cost of sales	€ 13,205	€ 12,628	[1]	€ 11,882	[1]
Research and development expenses	7,394	6,507	[1]	6,501	[1]
Selling and general expenses	9,183	8,933	[1]	8,739	[1]
Other operating (income)/expenses, net	3,789	2,979		1,231
Financial expenses	1,073	1,293	[1],[2],[3]	430	[1],[2],[3],[4]
Net income excluding the exchanged/held-for-exchange Animal Health business	64	338	[1]	401	[1]
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Cost of sales	32	33		53
Research and development expenses	17	28		51
Selling and general expenses	42	57		78
Other operating (income)/expenses, net	4	5		(2)
Restructuring costs	(64)	(9)		(59)
Financial expenses	60	67		42
Net income excluding the exchanged/held-for-exchange Animal Health business	9	9		5
Total	€ 100	€ 190		€ 168

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax)